General information	6 Months Ended
Dec. 31, 2023
General information [Abstract]
General information
Note 1. General information

These unaudited interim consolidated financial statements cover Iris Energy Limited as a Group consisting of Iris Energy Limited (“Company” or “Parent Entity”) and the entities it controlled at the end of, or during, the period (collectively the “Group”).

The Company’s shares trade on the NASDAQ under the ticker symbol “IREN”.

Iris Energy Limited is incorporated and domiciled in Australia. Its registered office and principal place of business are:
Registered office	Principal place of business

c/o Pitcher Partners	Level 12, 44 Market Street
Level 13, 664 Collins Street	Sydney NSW 2000
Docklands VIC 3008	Australia
Australia

The Group is an owner and operator of institutional-grade, highly efficient proprietary Bitcoin mining data centers powered by renewable energy.

The unaudited interim consolidated financial statements were authorized for issue, in accordance with a resolution of Directors, on 15 February 2024. The Directors have the power to amend and reissue the unaudited interim consolidated financial statements.